Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit/(loss) for the year		€ (24,906)	€ (33,680)	€ 33,119
Adjustments for:
Depreciation		23,258	24,196	10,154
Amortization		907	917	910
Impairment of non-financial assets		2,450
(Gain)/loss on sale of property, plant and equipment		1,049		(171)
Deferred income for capital grants		(1,242)	(1,626)	(769)
Rent concessions		(1,799)
Interest expenses		5,962	5,930	3,796
Unrealised foreign exchange (gains)/losses		(486)	525	174
(Gain) from loss of control in a former subsidiary				(75,411)
Share of (profit)/loss of equity-method investees		(1,455)	(1,011)	290
Tax expense		4,341	2,335	7,429
Total adjustment		32,985	31,266	(53,598)
Inventories		4,805	14,542	5,999
Trade and other receivables		(7,059)	13,578	(3,678)
Other assets		1,088	(671)	(1,675)
Trade and other payables		17,761	(9,490)	7,365
Contract liabilities		1,080	1,004	12,317
Provisions		(703)	(1,523)	(3,694)
Other liabilities			1,273	1,119
One-time termination benefit payments		(3,849)	(3,812)	(1,411)
Employees’ leaving entitlement		(396)	(1,676)	(1,066)
Total changes		12,727	13,225	15,276
Cash provided by (used in) operating activities		20,806	10,811	(5,203)
Interest paid		(4,684)	(5,111)	(3,033)
Income taxes paid		(3,854)	(1,048)	(3,112)
Net cash provided by (used in) operating activities		12,268	4,652	(11,348)
Cash flows from investing activities:
Additions		(2,083)	(3,805)	(7,283)
Disposals		2,888	66	572
Intangible assets		(792)	(913)	(878)
Government grants received for PPE			1,327
Dividends from equity-accounted investees		2,335
Disposal of a business, net of cash disposed of				22,156
Net cash provided by (used in) investing activities		2,348	(3,325)	14,567
Cash flows from financing activities:
Proceeds		875	4,615
Repayments		(2,675)	(5,980)	(4,774)
Short-term borrowings		6,518	(11,190)	7,419
Payment of lease liabilities		(9,907)	(11,960)
Dividends distribution to non-controlling interests		(388)		(453)
Capital contribution by non-controlling interests			346
Net cash provided by (used in) financing activities		(5,577)	(24,169)	2,192
Increase (decrease) in cash and cash equivalents		9,039	(22,842)	5,411
Cash and cash equivalents as at January 1	[1]	37,825	60,369	55,035
Effect of movements in exchange rates on cash held		(788)	298	(77)
Cash and cash equivalents as at December 31	[1]	€ 46,076	€ 37,825	€ 60,369

[1]	As at December 31, 2020, 2019 and 2018 cash and cash equivalents include bank overdrafts of 2,111, 1,974 and 1,762, respectively, that are repayable on demand and form an integral part of the Group’s cash management.